Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2022
Employee Benefits
Schedule of employee welfare benefits expenses	The following table presents the Group’s employee welfare benefits expenses for the years ended December 31, 2020, 2021 and 2022:

	For the Year Ended December 31,
	2020	2021	2022

	RMB in thousands
Contributions to medical and pension schemes	195,655	695,310	934,876
Other employee benefits	40,216	65,990	99,303

Total	235,871	761,300	1,034,179